Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit
Balance at Dec. 31, 2014	$ 10,262	$ 361	$ 68,059	$ (1,062)	$ (57,096)
Balance, shares at Dec. 31, 2014	8,411,275	8,411,275
Share-based compensation and RSUs	$ 1,409		1,409
Exercise of warrants into Ordinary Shares	80	$ 1	79
Exercise of warrants into Ordinary Shares, shares		22,921
Exercise of options into Ordinary Shares	733	$ 9	724
Exercise of options into Ordinary Shares, shares		185,989
RSUs vested		$ 1	(1)
RSUs vested, shares		18,500
Net income (loss)	(923)				(923)
Other comprehensive income (loss)	(1,698)			(1,698)
Balance at Dec. 31, 2015	9,863	$ 372	70,270	(2,760)	(58,019)
Balance, shares at Dec. 31, 2015		8,638,685
Issuance of Ordinary Shares, net of issuance costs upon follow-on public offering	21,279	$ 108	21,171
Issuance of Ordinary Shares, net of issuance costs, upon follow-on public offering, Shares		2,090,909
Share-based compensation and RSUs	2,471		2,471
Exercise of warrants into Ordinary Shares	1,085	$ 16	1,069
Exercise of warrants into Ordinary Shares, shares		310,985
Exercise of options into Ordinary Shares	3,329	$ 25	3,304
Exercise of options into Ordinary Shares, shares		508,149
RSUs vested		$ 2	(2)
RSUs vested, shares		37,500
Net income (loss)	1,915				1,915
Other comprehensive income (loss)	201			201
Balance at Dec. 31, 2016	$ 40,143	$ 523	98,283	(2,559)	(56,104)
Balance, shares at Dec. 31, 2016	11,586,228	11,586,228
Issuance of Ordinary Shares, net of issuance costs upon follow-on public offering	$ 30,206	$ 95	30,111
Issuance of Ordinary Shares, net of issuance costs, upon follow-on public offering, Shares		1,661,536
Share-based compensation and RSUs	2,216		2,216
Exercise of options into Ordinary Shares	891	$ 7	884
Exercise of options into Ordinary Shares, shares		109,487
RSUs vested		$ 3	(3)
RSUs vested, shares		52,724
Net income (loss)	2,901				2,901
Other comprehensive income (loss)	39			39
Balance at Dec. 31, 2017	$ 76,396	$ 628	$ 131,491	$ (2,520)	$ (53,203)
Balance, shares at Dec. 31, 2017	13,409,975	13,409,975